Accrued expenses and other payables (Tables)	12 Months Ended
Mar. 31, 2016
Accrued expenses and other payables
Schedule of accrued expenses and other payables

		March 31,
	Note	2015	2016	2016
		RMB	RMB	US$

Insurance premium received on behalf of insurance company	(i)	20,035	23,591	3,659
Other tax payables		3,312	2,489	386
Accrued salaries, bonus and welfare expenses		21,026	17,343	2,690
Accrued consultancy and professional fees		3,287	3,601	558
Accrued interest on convertible notes	(ii)	26,017	—	—
Payable for property, plant and equipment		694	1,119	174
Other payables	(iii)	13,010	13,161	2,040

Total accrued expenses and other payables		87,381	61,304	9,507

Notes:

(i)

The Group has an agreement with an insurance company under which the Group collects insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group’s cord blood bank and are enrolled in the insurance scheme offered by the insurance company. Thus the amount of gross storage fees includes insurance premiums collected on behalf of the insurance company. The amount attributable to the insurance premiums is included in current and non-current (collected and payable over one year) other payables and is not recognized as revenue. The Group has no performance obligation to the customer with respect to the insurance policy.

(ii)

Accrued interest on convertible notes as of March 31, 2015 represents the interest accrued based on coupon interest rate of 7% of outstanding principle of convertible notes, which is to be settled annually on April 27 (Note 14).

(iii)	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other procurement payables.